Operating leases (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating leases
Rental expense for operating leases	$ 359	$ 381	$ 402
Minimum payments for operating leases having initial or remaining non-cancelable terms
2011	284
2012	228
2013	177
2014	156
2015	124
Thereafter	379
Total	$ 1,348